Shareholder Report, Average Annual Return (Details)		6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
		Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
Schwab S&P 500 Index Portfolio
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Schwab S&P 500 Index Portfolio
Average Annual Return, Percent	[1]	10.21%	22.29%	13.37%	15.45%
Schwab VIT Balanced Portfolio
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Schwab VIT Balanced Portfolio
Average Annual Return, Percent	[2]	6.09%	12.67%	4.77%	5.75%
Schwab VIT Balanced with Growth Portfolio
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Schwab VIT Balanced with Growth Portfolio
Average Annual Return, Percent	[2]	8.35%	16.49%	6.49%	7.67%
Schwab VIT Growth Portfolio
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Schwab VIT Growth Portfolio
Average Annual Return, Percent	[2]	10.65%	20.47%	8.08%	9.41%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Average Annual Return, Percent		10.21%	22.32%	13.41%	15.51%
Bloomberg US Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		0.62%	3.79%	0.08%	1.54%
VIT Balanced Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		VIT Balanced Composite Index
Average Annual Return, Percent		6.26%	13.10%	5.33%	6.34%
VIT Balanced with Growth Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		VIT Balanced with Growth Composite Index
Average Annual Return, Percent		8.44%	16.99%	7.05%	8.25%
VIT Growth Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		VIT Growth Composite Index
Average Annual Return, Percent		10.65%	20.90%	8.60%	9.98%

[1]	Fund performance does not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the performance would be less than that shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.
[2]	Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. Fund performance does not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the performance would be less than that shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.